Borrowings	6 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Disclosure of borrowings [text block]	Note 13. Borrowings

	Consolidated
	December	June
	2022	2022
	$	$
Insurance premium funding	552,315	—